Expense Example - FidelityEnhancedEmergingMarketsUSAll-CapEquityETFs-ComboPRO - FidelityEnhancedEmergingMarketsUSAll-CapEquityETFs-ComboPRO - Fidelity Enhanced U.S. All-Cap Equity ETF - Fidelity Enhanced U.S. All-Cap Equity ETF
Nov. 14, 2024 USD ($)
Expense Example:
1 year	$ 18
3 years	$ 58